Disclosure of Detailed Information about Profit Loss from Operating Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Profit And Loss Information
-Interest income	$ 84
Other income	84
- Interest expense on external borrowings		(425)
- Interest expense on convertible loan notes	(43)	(1,730)
- Interest expense on leases	(1)
- Amortisation of loan set up costs
Finance expenses	(44)	(2,155)
-Net foreign exchange gains/(losses)	(483)	2,003
Other foreign currency gains/(losses)	(483)	2,003
- Impairment of intangible assets	(4,971)
- Impairment of property, plant and equipment
- Impairment of right-of-use assets
Impairment expense	(4,971)
- Brand transition expenses
- Restructure expenses
- Transaction expenses	(13,317)	(3,078)
Brand transition, restructure and transaction income/(expense)	$ (13,317)	$ (3,078)